UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Atherton Lane Advisers, LLC

Address:   3000 Sand Hill Road
           Building 1, Suite 170
           Menlo Park, CA 94025


Form 13F File Number: 28-11768


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William E. McDonell, Jr.
Title:  Chief Compliance Officer
Phone:  650-233-1200

Signature,  Place,  and  Date  of  Signing:

/s/ William E. McDonnell, Jr.      Menlo Park, CA                     2/10/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             131

Form 13F Information Table Value Total:  $    1,244,625
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AFLAC INC                        COM             001055102      923    19,946 SH       SOLE                   19,946      0    0
AT&T INC                         COM             00206R102      370    13,217 SH       SOLE                   13,217      0    0
ABBOTT LABORATORIES              COM             002824100      210     3,888 SH       SOLE                    3,888      0    0
ACME PACKET INC                  COM             004764106      290    26,329 SH       SOLE                   26,329      0    0
ADOBE SYSTEMS INC                COM             00724F101   18,592   505,492 SH       SOLE                  505,492      0    0
AIR PRODUCTS & CHEMICALS INC     COM             009158106   15,379   189,729 SH       SOLE                  189,729      0    0
ALCOA INC                        COM             013817101   22,390 1,388,955 SH       SOLE                1,388,955      0    0
ALTRIA GROUP INC                 COM             02209S103      333    16,970 SH       SOLE                   16,970      0    0
AMAZON COM INC                   COM             023135106      251     1,865 SH       SOLE                    1,865      0    0
AMERICAN EXPRESS CO              COM             025816109      761    18,784 SH       SOLE                   18,784      0    0
ANADARKO PETROLEUM CORP          COM             032511107   18,298   293,140 SH       SOLE                  293,140      0    0
APACHE CORP                      COM             037411105    1,036    10,037 SH       SOLE                   10,037      0    0
APPLE INC                        COM             037833100    1,325     6,289 SH       SOLE                    6,289      0    0
APPLIED MATERIALS INC            COM             038222105      276    19,805 SH       SOLE                   19,805      0    0
BP PLC                           ADR             055622104    1,129    19,476 SH       SOLE                   19,476      0    0
BRE PROPERTIES INC               CL A            05564E106   10,879   328,877 SH       SOLE                  328,877      0    0
BANK AMER CORP                   COM             060505104   21,428 1,422,859 SH       SOLE                1,422,859      0    0
BARRICK GOLD CORP                COM             067901108   43,808 1,112,439 SH       SOLE                1,112,439      0    0
BAXTER INTERNATIONAL INC         COM             071813109      292     4,975 SH       SOLE                    4,975      0    0
BERKSHIRE HATHAWAY INC           CL B            084670207      210        64 SH       SOLE                       64      0    0
BHP BILLITON LTD                 SPONSORED ADR   088606108   19,193   250,631 SH       SOLE                  250,631      0    0
BOEING COMPANY                   COM             097023105   12,195   225,298 SH       SOLE                  225,298      0    0
BOSTON SCIENTIFIC CORP           COM             101137107       98    10,892 SH       SOLE                   10,892      0    0
BRISTOL MYERS SQUIBB CO          COM             110122108    1,954    77,371 SH       SOLE                   77,371      0    0
BURLINGTON NORTHN SANTA FE CP    COM             12189T104      203     2,054 SH       SOLE                    2,054      0    0
CME GROUP INC                    COM             12572Q105    8,379    24,941 SH       SOLE                   24,941      0    0
CVS CAREMARK CORP                COM             126650100      341    10,583 SH       SOLE                   10,583      0    0
CALIFORNIA WATER SERVICE GRP     COM             130788102    1,870    50,785 SH       SOLE                   50,785      0    0
CATERPILLAR INC DEL              COM             149123101   22,889   401,637 SH       SOLE                  401,637      0    0
CENOVUS ENERGY INC               COM             15135U109    3,571   141,712 SH       SOLE                  141,712      0    0
CHEVRON CORP NEW                 COM             166764100    2,547    33,086 SH       SOLE                   33,086      0    0
CHINA LIFE INSURANCE CO LTD      SPON            16939P106   23,540   320,926 SH       SOLE                  320,926      0    0
CHINA MOBILE LTD                 SPON ADR REP H  16941M109   19,476   419,472 SH       SOLE                  419,472      0    0
CISCO SYS INC                    COM             17275R102   27,455 1,146,842 SH       SOLE                1,146,842      0    0
CITIGROUP INC                    COM             172967101       96    29,117 SH       SOLE                   29,117      0    0
COCA-COLA COMPANY                COM             191216100      304     5,340 SH       SOLE                    5,340      0    0
COCA-COLA FEMSA SA               SPONSORED ADR   191241108      419     6,375 SH       SOLE                    6,375      0    0
CONOCOPHILLIPS                   COM             20825C104      334     6,538 SH       SOLE                    6,538      0    0
CTRIP COM INTL LTD               ADR             22943F100   22,422   312,030 SH       SOLE                  312,030      0    0
DEERE & CO                       COM             244199105   16,364   302,531 SH       SOLE                  302,531      0    0
DELL INC                         COM             24702R101    1,636   113,921 SH       SOLE                  113,921      0    0
DEVON ENERGY CORP (NEW)          COM             25179M103   18,310   249,118 SH       SOLE                  249,118      0    0
DISNEY WALT CO                   COM             254687106      224     6,956 SH       SOLE                    6,956      0    0
DONALDSON COMPANY, INC           COM             257651109      531    12,471 SH       SOLE                   12,471      0    0
DU PONT E I DE NEMOURS & CO      COM             263534109      223     6,618 SH       SOLE                    6,618      0    0
E HOUSE CHINA HLDGS              SPONSORED ADR   26852W103   11,442   631,435 SH       SOLE                  631,435      0    0
E TRADE FINANCIAL CORP           COM             269246104       34    19,500 SH       SOLE                   19,500      0    0
EMERSON ELECTRIC COMPANY         COM             291011104   10,324   242,336 SH       SOLE                  242,336      0    0
ENCANA CORP                      COM             292505104    4,605   142,162 SH       SOLE                  142,162      0    0
EQUITY RESIDENTIAL               COM             29476L107   11,581   342,827 SH       SOLE                  342,827      0    0
EXXON MOBIL CORP                 COM             30231G102    6,640    97,369 SH       SOLE                   97,369      0    0
FREEPORT MCMORAN COPPER&GOLD     COM             35671D857      267     3,331 SH       SOLE                    3,331      0    0
GAMMON GOLD INC                  COM             36467T106      165    15,000 SH       SOLE                   15,000      0    0
GARDNER DENVER MACHINERY INC     COM             365558105      301     7,074 SH       SOLE                    7,074      0    0
GENERAL ELEC CO                  COM             369604103    1,627   107,563 SH       SOLE                  107,563      0    0
GENERAL MILLS INCORPORATED       COM             370334104      211     2,982 SH       SOLE                    2,982      0    0
GENWORTH FINANCIAL INC           COM             37247D106      173    15,240 SH       SOLE                   15,240      0    0
GILEAD SCIENCES INC              COM             375558103    4,769   110,205 SH       SOLE                  110,205      0    0
GOLDCORP INC                     COM             380956409   32,253   819,848 SH       SOLE                  819,848      0    0
GOLDMAN SACHS GROUP INC          COM             38141G104   29,931   177,273 SH       SOLE                  177,273      0    0

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
GOOGLE INC                       CL A            38259P508   18,924    30,523 SH       SOLE                   30,523      0    0
HEWLETT PACKARD CORP             COM             428236103   18,754   364,092 SH       SOLE                  364,092      0    0
HONEYWELL INTERNATIONAL INC      COM             438516106   16,492   420,707 SH       SOLE                  420,707      0    0
INTEL CORP                       COM             458140100   21,457 1,051,793 SH       SOLE                1,051,793      0    0
INTERNATIONAL BUSINESS MACHS     COM             459200101    1,910    14,594 SH       SOLE                   14,594      0    0
INTUITIVE SURGICAL INC           COM             46120E602      203       669 SH       SOLE                      669      0    0
ISHARES MSCI BRAZIL INDEX FUND   MSCI BRAZIL     464286400   53,531   717,479 SH       SOLE                  717,479      0    0
ISHARES INC MSCI SINGAPORE       MSCI SINGAPORE  464286673   77,776 6,768,993 SH       SOLE                6,768,993      0    0
ISHARES INC MSCI JAPAN           MSCI JAPAN      464286848      241    24,757 SH       SOLE                   24,757      0    0
ISHARES INC MSCI HONG KONG       MSCI HONG KONG  464286871   83,416 5,326,700 SH       SOLE                5,326,700      0    0
ISHARES TRUST DJ SEL DIV INDEX   DJ SEL DIV INX  464287168      496    11,294 SH       SOLE                   11,294      0    0
ISHARES FTSE/XINHUA CHINA 25     FTSE XNHUA IDX  464287184   68,504 1,621,006 SH       SOLE                1,621,006      0    0
JPMORGAN CHASE & CO              COM             46625H100    1,041    24,976 SH       SOLE                   24,976      0    0
JOHNSON & JOHNSON                COM             478160104    2,216    34,400 SH       SOLE                   34,400      0    0
KINDER MORGAN ENERGY PARTNERS    COM             494550106      215     3,525 SH       SOLE                    3,525      0    0
LOCKHEED MARTIN CORP             COM             539830109    5,260    69,801 SH       SOLE                   69,801      0    0
MCDONALDS CORP                   COM             580135101      361     5,780 SH       SOLE                    5,780      0    0
MCKESSON CORP                    COM             58155Q103   11,108   177,725 SH       SOLE                  177,725      0    0
MEDTRONIC INC                    COM             585055106    5,890   133,932 SH       SOLE                  133,932      0    0
MERCK & CO. INC.                 COM             58933Y105      385    10,534 SH       SOLE                   10,534      0    0
MICROSOFT CORP                   COM             594918104    1,556    51,033 SH       SOLE                   51,033      0    0
MIDCAP SPDR TRUST                UNIT SER 1      595635103      327     2,485 SH       SOLE                    2,485      0    0
MILLIPORE CORP                   COM             601073109    8,310   114,854 SH       SOLE                  114,854      0    0
MONSANTO COMPANY                 COM             61166W101    1,866    22,830 SH       SOLE                   22,830      0    0
MOTOROLA INC                     COM             620076109      110    14,119 SH       SOLE                   14,119      0    0
NEW ORIENTAL EDUC & TECH GROUP   COM             647581107   13,550   179,212 SH       SOLE                  179,212      0    0
NIKE INC                         CL B            654106103    7,912   119,753 SH       SOLE                  119,753      0    0
NUSTAR ENERGY LP                 UNIT COM        67058H102      243     4,324 SH       SOLE                    4,324      0    0
ORACLE CORP                      COM             68389X105   18,994   774,309 SH       SOLE                  774,309      0    0
PPG INDUSTRIES                   COM             693506107      234     4,000 SH       SOLE                    4,000      0    0
PAYCHEX INC                      COM             704326107   15,903   519,020 SH       SOLE                  519,020      0    0
PEPSICO INC                      COM             713448108      608    10,006 SH       SOLE                   10,006      0    0
PETROCHINA CO LTD                SPONSORED ADR   71646E100   18,947   159,270 SH       SOLE                  159,270      0    0
PFIZER INC                       COM             717081103    2,741   150,675 SH       SOLE                  150,675      0    0
PHILIP MORRIS INTL INC           COM             718172109      923    19,157 SH       SOLE                   19,157      0    0
PIMCO HIGH INCOME FUND           COM SHS         722014107   71,935 6,629,941 SH       SOLE                6,629,941      0    0
POWERSHARES QQQ TRUST SER-1      UNIT SER 1      73935A104    1,040    22,729 SH       SOLE                   22,729      0    0
PRAXAIR INC                      COM             74005P104      221     2,756 SH       SOLE                    2,756      0    0
PRECISION CASTPARTS CORP         COM             740189105      280     2,533 SH       SOLE                    2,533      0    0
PROCTER & GAMBLE CO              COM             742718109    5,546    91,476 SH       SOLE                   91,476      0    0
PUBLIC STORAGE                   COM             74460D109    1,602    19,664 SH       SOLE                   19,664      0    0
RASER TECHNOLOGIES INC           COM             754055101       28    22,585 SH       SOLE                   22,585      0    0
ROYAL BANK OF CANADA             COM             780087102   12,068   225,354 SH       SOLE                  225,354      0    0
ROYAL DUTCH SHELL PLC            CL A ADR        780259206      884    14,700 SH       SOLE                   14,700      0    0
S&P DEPOSITORY RECEIPTS TRUST    UNIT SER 1      78462F103      707     6,347 SH       SOLE                    6,347      0    0
SPDR GOLD TRUST                  GOLD SHS        78463V107    1,093    10,183 SH       SOLE                   10,183      0    0
SPDR BARCLAYS CAPITAL INTL TR BD BRCLYS INTL ETF 78464A516    1,451    25,540 SH       SOLE                   25,540      0    0
SABA SOFTWARE INC (NEW)          COM             784932600      114    27,500 SH       SOLE                   27,500      0    0
SANDISK CORP                     COM             80004C101    6,001   207,016 SH       SOLE                  207,016      0    0
SCHLUMBERGER LIMITED             COM             806857108   13,392   205,747 SH       SOLE                  205,747      0    0
SCHWAB CHARLES CORP              COM             808513105   18,236   968,989 SH       SOLE                  968,989      0    0
SILICON STORAGE TECHNOLOGY INC   COM             827057100      205    80,250 SH       SOLE                   80,250      0    0
J.M. SMUCKER CO (NEW)            COM             832696405      229     3,708 SH       SOLE                    3,708      0    0
SPIRIT AEROSYSTEMS HOLD          CL A            848574109    1,249    62,904 SH       SOLE                   62,904      0    0
STARBUCKS CORPORATION            COM             855244109   11,788   511,174 SH       SOLE                  511,174      0    0
STRYKER CORP                     COM             863667101    5,957   118,263 SH       SOLE                  118,263      0    0
SUNTECH POWER HOLDINGS           ADR             86800C104   10,949   658,397 SH       SOLE                  658,397      0    0
TARGET CORP                      COM             87612E106   12,613   260,762 SH       SOLE                  260,762      0    0
TEXAS INSTRUMENTS INC            COM             882508104   14,422   553,414 SH       SOLE                  553,414      0    0
3M CO                            COM             88579Y101   18,923   228,894 SH       SOLE                  228,894      0    0

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
UNITED PARCEL SERVICE INC        COM             911312106   10,977   191,338 SH       SOLE                  191,338      0    0
VARIAN MEDICAL SYSTEMS INC       COM             92220P105      562    12,000 SH       SOLE                   12,000      0    0
VERIZON COMMUNICATIONS           COM             92343V104      233     7,025 SH       SOLE                    7,025      0    0
VISA INC                         CL A            92826C839   12,117   138,541 SH       SOLE                  138,541      0    0
VMWARE INC                       CL A            928563402   14,284   337,035 SH       SOLE                  337,035      0    0
WAL MART STORES INC              COM             931142103      425     7,957 SH       SOLE                    7,957      0    0
WASHINGTON REAL ESTATE INV       COM             939653101   10,512   381,557 SH       SOLE                  381,557      0    0
WELLS FARGO & CO (NEW)           COM             949746101   22,018   815,801 SH       SOLE                  815,801      0    0
YAHOO INC                        COM             984332106    4,487   267,423 SH       SOLE                  267,423      0    0
ARCH CAPITAL GROUP LTD           ORD             G0450A105      220     3,078 SH       SOLE                    3,078      0    0
ACCENTURE PLC                    SHS CL A        G1151C101      376     9,050 SH       SOLE                    9,050      0    0